CONVERTIBLE NOTES PAYABLE	3 Months Ended
Mar. 31, 2025
Convertible Notes Payable
CONVERTIBLE NOTES PAYABLE

NOTE 7 –CONVERTIBLE NOTES PAYABLE

Issuance date	Principal Amount	Maturity date	Interest rate	March 31, 2025	December 31, 2024
September 30, 2019	$30,000	September 30, 2021	8%	$30,000	$30,000
January 29, 2020	$10,000	January 29, 2021	8%	$10,000	$10,000
February 26, 2020	$10,000	February 26, 2021	8%	$10,000	$10,000
March 6, 2020	$7,500	March 6, 2021	8%	$7,500	$7,500
March 5, 2020	$3,700	March 5, 2021	8%	$5,900	$5,900
March 9, 2020	$1,200	March 9, 2021	8%	$1,200	$1,200
March 26, 2020	$60,000	March 26, 2021	10%	$60,000	$60,000
March 5, 2021	$11,300	March 5, 2022	8%	$11,300	$11,300
July 11, 2023	$11,000	July 11, 2024	7%	$11,000	$11,000
August 22, 2023	$10,000	August 22, 2024	7%	$10,000	$10,000
November 1, 2023	$7,000	October 31, 2024	7%	$7,000	$7,000
April 4, 2024	$109,379	October 3, 2024	10%	$109,379	$109,379
April 23, 2024	$5,000	April 23, 2025	10%	$5,000	$5,000
May 8, 2024	$25,000	May 8, 2025	20%	$25,000	$25,000
May 8, 2024	$50,000	May 8, 2025	10%	$50,000	$50,000
June 5, 2024	$50,000	June 1, 2025	10%	$50,000	$50,000
June 27, 2024	$700	June 27, 2025	10%	$700	$700
July 17, 2024	$50,000	July 17, 2025	10%	$50,000	$50,000
November 13, 2024	$52,750	November 13, 2025	10%	$52,750	$52,750
December 30,2024	$1,000	January 30, 2025	10%	$1,000	$-
January 2.2025	1,500	January 31, 2025	10%	$1,500	$-
January 17.2025	$37,500	January 17, 2026	10%	$37,500	$-
February 5,2025	$56,100	February 4, 2026	10%	$56,100	$-
February 19.2025	$1,000	February 19, 2026	8%	$1,000	$-
				603,829	506,729
Less: Unamortized debt discount				(138,836)	(126,839)
Total convertible notes payable				464,993	379,890
Less: Current portion				464,993	379,890
Long-term portion				$-	$-

The components of convertible notes payable as of March 31, 2025, and December 31, 2024, were as follows:

Convertible notes payable consists of the following:

●	Terms ranging from five months to one year.
●	Annual interest rates range from 7% – 10%.
●	Convertible at the option of the holders at any time during the period of note, after maturity date or 6 months after issuance date.
●	Conversion prices is a fixed of $0.50 for certain notes. Certain notes have a conversion price of 25% and 45% discount to the operative market valuation of the Company.

During the three months ended March 31, 2025, and 2024, the Company issued convertible notes of $97,100 and $0, respectively.

On February 5,2025, the Company entered into a convertible promissory note of $51,000 with 10% original issue discount (OID), interest rate of 10% per annum, conversion price of 45% of the average price of the Company’s common stock during the 20 consecutive trading days prior to the date of the conversion with maturity date of February 4,2025. During the three months ended February 28,2025, the Company obtained the initial consideration of $51,000 with 10% OID of $5,100 for total initial principal amount of $56,100.

During the three months ended March 31, 2025, the Company entered into four (4) convertible promissory notes agreements of $41,000 with an interest rate of 8% and 10% per annum for a term of one (1) and twelve (12) months. The noteholders have the right from time to time during the period of the note to convert the unpaid principal into common stock at a price of 25% discount to the average trading price during the ten (10) day period ending on the last complete training day prior to the conversion date.

As of March 31, 2025, and December 31, 2024, fourteen (14) and twelve (12) convertible notes with unpaid balance of $275,779 and $273,279 are in default, respectively

During the three months ended March 31, 2025, and 2024, the Company recognized interest of $26,714 and $3,498, amortization debt discount of $73,222 and $6,967, respectively.

As of March 31, 2025, and December 31, 2024, the Company had convertible notes payable of $603,829 and $506,729, unamortized debt discount of $138,836 and $126,839 and accrued interest of $105,102 and $78,388, respectively.